Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. Federal				$ 0.0			$ 0.0	$ 0.0
State				0.0			2.0	2.3
Foreign				0.0			38.3	73.7
Total				0.0			40.3	76.0
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. Federal				0.0			(2.1)	(43.7)
State				0.0			(2.9)	(2.5)
Foreign				0.0			(33.2)	(74.6)
Total				0.0	$ (7.1)	$ (14.1)	(38.2)	(120.8)
U.S. Federal				0.0			(2.1)	(43.7)
State				0.0			(0.9)	(0.2)
Foreign				0.0			5.1	(0.9)
Total		$ 29.5	$ (1.3)	$ 0.0	$ 30.7	$ 10.7	$ 2.1	$ (44.8)
Predecessor [Member]
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. Federal	$ (8.8)								$ 30.9
State	0.1								6.6
Foreign	6.7								98.6
Total	(2.0)								136.1
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. Federal	7.0								(4.5)
State	(0.2)								(0.4)
Foreign	2.3								14.0
Total	9.1								9.1
U.S. Federal	(1.8)								26.4
State	(0.1)								6.2
Foreign	9.0								112.6
Total	$ 7.1								$ 145.2